Condensed Consolidated Statements Of Operations And Comprehensive Loss (Parenthetical)	1 Months Ended
Mar. 31, 2021 shares
DYNAMICS SPECIAL PURPOSE [Member] | Common Class B [Member]
Common Stock Shares Forfeiture	750,000